General Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
General Information
1	GENERAL INFORMATION

a)	Incorporation and operations
AENZA S.A.A.,
formerly
Graña y Montero S.A.A.
(hereinafter the “Company”) was incorporated in Perú on August 12, 1996, as a result of the equity spin-off
of Inversiones GyM S.A. (formerly Graña y Montero S.A.). The Company’s legal address is Av. Paseo de la República 4675, Surquillo Lima, Perú and is listed on the Lima Stock Exchange and the New York Stock Exchange (NYSE).
The Company is the parent of the AENZA Corporation that includes the Company and its subsidiaries (hereinafter, the “Corporation”) and is mainly engaged in holding investments in Corporation companies. In addition, the Company provides strategic and functional services and office leases to the companies of the Corporation.
The General Shareholder’s Meeting on November 2, 2020 approved the modification of the Company’s name from Graña y Montero S.A.A. to AENZA S.A.A., which is effective as of February 4, 2021.
The Corporation is a conglomerate of companies whose operations encompass different business activities where, the most significant are engineering and construction, infrastructure (public concession ownership and operation) and real estate businesss. See details of operating segments in Note 7.

b)	Authorization for the issue of the financial statements
The consolidated financial statements for the year ended December 31, 2020, have been prepared and issued with authorization of Management and the Board of Directors’ on March 5, 2021, and were approved on the General Shareholders’ Meeting hold on March 31, 2021.
Since the date of approval of the financial statements by our shareholders until the date hereof, subsequent events with material impact on our results have occurred and as a result, we have recorded such impacts herein. For example, we have made considerable progress in the negotiations of the Company’s plea bargain agreement that has allowed us to reassess our estimate of our exposure to the contingencies including within its scope.
The consolidated financial statements for the year ended December 31, 2019 were approved on the Annual General Mandatory Shareholder’s Meeting on July 13, 2020.

c)	Current situation of the Company
The Corporation is involved in a series of criminal investigations conducted by the Public Ministry and administrative proceedings conducted by INDECOPI based on events that mainly occurred between years 2003 and 2015. Such situations led to significant changes at Corporation’s corporate governance structure, the opening of independent investigations and the adoption of measures to address and clarify these situations, as explained below:

•	On January 9, 2017, the Board of Directors approved the opening of an independent investigation related to six projects developed in association with companies of the Odebrecht Group.

•
On March 2, 2017, a new Chief Executive Officer was appointed and on March 31, 2017, the shareholders appointed a new Board of Directors with an independent majority, all non-executive
directors, introducing fundamental changes in the corporate governance and culture of the Corporation.

•
On March 30, 2017, the Board of Directors created the Risk and Compliance Committee, who was in charge of the oversight of the investigation independently from Management. The investigation was conducted by an external law firm with the assistance of forensic accountants, who reported exclusively to the Risk and Compliance Committee.

•
The external investigation concluded on November 2, 2017 and identified no evidence to conclude that any company personnel engaged in bribery in connection with any of our company’s public projects in Peru with Odebrecht or its subsidiaries, or that any company personnel was aware of, or knowingly participated in, any corrupt payments made in relation to such projects.

•
As new information emerged, the Company’s Board of Directors continued to investigate the facts that were the subject of the criminal investigations, including matters relating to the “Construction Club”, which scope was outside of the prior investigation. After an extensive and detailed review process, it was decided to share all the findings with the Peruvian authorities within the framework of a plea bargain process, in line with the Company’s commitment to transparency and integrity.

•
Subsequently, in August 2019, José Graña Miró Quesada, a shareholder and former chairman of our Company’s Board of Directors, publicly announced that he and Hernando Graña Acuña, a shareholder and former member of the Company’s Board of Director’s, had initiated a process of plea bargaining to cooperate with Peruvian prosecutors in relation to the investigations of “Lava Jato” case and others in progress. Due to the reserved nature of the plea bargain process, it is impossible for us to know or verify the statements made by the aforementioned persons within the scope of those processes. Any admission or other evidence provided that corroborate wrongdoing could be inconsistent with the investigations carried out and could have a significant impact on the conclusions.

•
As a result of its contribution to the investigations, on December 27, 2019, the Company signed a preliminary agreement whereby the Anti-Corruption Prosecutor Office and the Ad Hoc Prosecutor’s Office promise to execute a final plea bargain agreement with the Company that would provide the Company with certainty regarding the contingencies it faces as a result of the above-mentioned processes. Additionally, in the aforementioned preliminary agreement, the Anti-Corruption Prosecutor Office and the Ad Hoc Attorney General’s Office authorize the Company to disclose the existence of the agreement but to maintain its content confidential.

•
The outbreak of the Covid-19 pandemic in Peru suspended the negotiations of the plea bargain agreement in March 2020 and such negotiations discussions resumed in July 2020. The Company has made substantial progress in the negotiations and expects to execute an agreements soon which will then be submitted to judicial approval.

•
At the same time, since the beginning of year 2017, the new administration together with the new Board of Directors began a transformation process based on the principles of Truth, Transparency and Integrity, making profound changes in the organization supported by a Board of Directors with an independent majority, as well as the creation of new governance practices, such as the Corporate Risk Management and autonomous Compliance function, with direct report to the Board of Directors, among other actions.

Criminal investigations derived from projects developed in partnership with companies of the Odebrecht Group
In connection with the Lava Jato case, the Company participated as a minority partner of Odebrecht Group companies, directly or through its subsidiaries, in entities or consortiums that developed six infrastructure projects.
In 2016, Odebrecht entered into an Agreement with the United States Department of Justice and the Office of the District Attorney for the Eastern District of New York by which it admitted corruption acts in connection with some of these projects in which the Company participate as minority partner, which are mentioned below:

•	IIRSA Sur
In relation to investigations on IIRSA Sur, the former Chairman of the Board of Directors was included as a subject of an investigation for collusion, and a former director and a former executive was included as a subject of an investigation for money laundering. Subsequently, AENZA S.A.A. and Cumbra Peru S.A. (formerly GyM S.A.). were included as civilly liable third-party responsible in the process, which means that it will be assessed whether the obligation to indemnify Government for damages resulting from the facts under investigation will be imposed on these entities.

•	Electric Train Construction Project
The first Preparatory Investigation Court of the Judiciary decided to incorporate Cumbra Peru S.A. as civilly liable third-party responsible in the process related to the construction of the Electric train construction Project, tranches 1 and 2. In this investigation a former Chairman of the Board of Directors, a former Director and a former Manager have been charged.

•	Gasoducto Sur Peruano (GSP)
In year 2019, the Company concluded that it may have exposure with respect to the preliminary investigation process conducted in relation to GSP (the South Peruvian Gas Pipeline project). As of the date hereof, the Company has not been indicted or incorporated as a civilly liable third-party or as an investigated legal person.

•	IIRSA Norte
Subsequently, in 2020, the Company and its legal advisors concluded that there is exposure to the preliminary investigation process conducted in relation to the IIRSA Norte project. To date, the Company has not been incorporated either as a responsible civil third party or as an investigated legal person.
Criminal investigations in relation to the Construction Club case
Cumbra Peru S.A. has been incorporated, along with other construction companies, as a legal entity investigated in the criminal investigation that the Public Ministry has been carrying out for the alleged crime of corruption of officials in relation to the so-called
Construction Club. Similarly, at the end of February 2020, the Public Ministry has requested the incorporation of Concar S.A., the latter is pending judicial decision. Like officials of other construction companies, a former commercial manager of Cumbra Peru S.A., a former president of the Board of Directors, a former Director and the former Chief Executive Officer of the Company have been included in the criminal investigation into these events.
Anticorruption Law - effects on the Corporation
Law 30737 and its regulation issued by Supreme Decree
096-2018-EF
have mitigated the Company and subsidiaries exposure on the corruption cases. These standards set guidelines for the calculation of potential indemnification, reducing uncertainty about the imposition of seizures on assets that could hinder the operation of the Company’s business.
In the case of the Company and its subsidiary Cumbra Peru, the benefits of the mentioned rules are subject to the fulfillment of the following obligations as a consequence of the association with Odebrecht in the IRSA Sur and construction of the Electric train construction Project, tranches 1 and 2:

•	The obligation to set up a trust that will guarantee any eventual payment obligation of an eventual civil compensation in favor of the Peruvian Government;

•	The obligation not to transfer funds abroad without the prior consent of the Ministry of Justice;

•	The implementation of a compliance program; and

•	The obligation to disclose information to the authorities and to collaborate in the investigation.
The Corporation has designed a compliance program which is currently under implementation, it fully cooperates with the authorities in its investigations and has executed a trust agreement with the Ministry of Justice, under which the Company has established for an approximate amount of S/72 million (equivalent to US$20 million).

In 2020, the Company was included in the framework of Law 30737 for the IIRSA Norte and Chavimochic. However, the Company has been in contact with the Ministry of Justice in order to clarify this information, given that the incorporation of the Company in the Category 2 is not in accordance with the provisions set forth in the law. Based on the standards indicated and their guidelines, It is estimated that the value of the contingencies related to Odebrecht and the Construction Club described above is S/469.7 million (US$129.6 million) and was recorded at December 31, 2020 the equivalent to the corresponding present value that results in S/216 million (equivalent to US$59.6 million).
On the other hand, in addition to the cases where a provision for civil reparation has been recorded, there is a project carried out in partnership with Odebrecht that to date is not under investigation. If this is started and some evidence is found, the maximum possible exposure for civil reparation estimated according to Law 30737 for the project would be S/9.6 million (approximately US$2.6 million).
As of the date hereof, the negotiations of the agreement are advanced and the Company expects the agreement to impose an obligation to pay damages in an amount that should not deviate materially from the amount estimated in the financial statements and, in addition, a temporary prohibition from contracting with the government.
Although we expect to execute a final settlement and cooperation agreement soon, we cannot assure you that an agreement will be reached in a timely manner or at all, and in case an agreement is reached, we can not assure you that it will not contain terms and conditions that are substantially more onerous to the Company that we have foreseen. In addition, any agreement would be subject to further approval by the Peruvian court.
Investigations and administrative process initiated by INDECOPI in relation to the Construction Club case
On July 11, 2017, the Peruvian National Institute for the Defense of Free Competition and the Protection of Intellectual Property (“INDECOPI”) initiated an investigation against several construction companies (including Cumbra Peru S.A.), about the existence of an alleged cartel called the Construction Club. Cumbra Peru S.A. has provided to INDECOPI with all the information requested and continues collaborating with the investigation.
On February 11, 2020, the subsidiary Cumbra Peru S.A. was notified by the Technical Secretariat of the Commission for the Defense of Free Competition of INDECOPI with the resolution that begins a sanctioning administrative procedure involving a total of 35 companies and 28 natural persons, for alleged anticompetitive conduct in the market of Public Works. The resolution does not include the assignment of responsibilities or the result of the administrative sanctioning procedure, which will be determined at the end of said procedure. The proceeding has concluded its evidentiary stage and the TS has recommended the Commission the imposition of a fine of approximately S/. 103.4 million. Cumbra Peru S.A. has objected this recommendation and its advisors estimate its exposure in approximately S/. 39 million without considering present value deductions and additional deductions to which Cumbra Peru S.A. may be entitled under applicable law, and was recorded at December 31, 2020 the equivalent present value in S/24.5 million.

d)	Impact of the COVID-19 Pandemic
The outbreak of the
COVID-19
pandemic, which the World Health Organization declared to be a “public health emergency of international concern”, has spread across the world since 2019. Throughout 2020, countries around the world, including Peru, Chile and Colombia, took extraordinary measures to contain the spread of
COVID-19,
including social immobilization, imposition of travel restrictions, temporary closure of non-essential
businesses, restrictions on public gatherings and similar actions.
These measures led to a substantial reduction in economic activity, especially in the second quarter of 2020. In response to this situation, the governments of Peru, Chile and Colombia implemented various stimulus programs to assist families and businesses.
In this context the results of operations, financial positions and cash flows of the Corporation have been adversely affected during second quarter of 2020. However as of the date of this report and as a result of the gradual normalization of activities since July 2020, the results of the following months show a significant recovery in activity.
From the analysis carried out by Management the different business of the Corporation have been impacted during 2020 as follows:
1) In the engineering and construction business the mandatory stoppage of activities, specially form March to June, caused total revenues to decrease by 25% compare to 2019. However, the gradual normalization of activities from July and the result of negotiations with our clients regarding higher costs due to the stoppages and new operating standards prevented gross and operating margins from deteriorating substantially compare to 2019. Finally, it was very relevant the award of new contracts during the year, especially the contract for the construction of the second runway at Jorge Chavez airport and the contract for the construction of the Piura gas pipeline.
2) In the real estate business the shutdown of projects has impacted the delivery of real estate units during the year, which impacts the revenues and results of the year. However, despite these adverse circumstances, a positive result was achieved for this business in 2020.
3) The infrastructure businesses continue operating as they were declared essential services:

a.	Line 1 of the Metro operated with fewer passengers but revenues were not impacted due to the fact that revenues don’t depend on traffic but on the amount of kms travelled by each train.

b.
The oil and gas business was impacted by the reduction of the oil Price to levels below the estimations considered for 2020. During the sanitary crisis, the enforceability of further investment obligation on new wells in Lots III and IV was suspended obligations with suppliers were renegotiated.

c.
The state emergency situation caused an impact on Norvial S.A. revenues and on the results of 2020 as a result of lower vehicle traffic until July. In addition, in May the Peruvian Congress approved a law in order suspending the collection of tolls, a measure that was in effect from May 9 to June 30, 2020. Norvial S.A. has claimed from the State the payment of a compensation foreseen in clause 9.9 of the Concession Contract, which establishes the obligation of the Grantor to recognize and pay the Concessionaire the corresponding tariff difference in the event that any public entity does not allow the Concessionaire to collect the tariff as stipulated in the same contract.

d.	In the road concessions Survial S.A. and Concesion Canchaque S.A. the suspension in the collection of tolls did not impact the results of the year as the revenues do not depend on vehicle traffic.
In general terms, we have not been affected by interruptions in the supply chain of personnel, services or materials, and despite the temporary stoppage of some of our projects, there were no penalties or non-compliance
with our agreements with clients.
The most important goodwill of the Corporation is the result of acquisitions in Colombia and Chile. Considering that in both countries the impacts of the pandemic did not lead to major projects shut downs, our estimates of the value of the goodwill have not been affected. Based on our impairment assessment as of December 31, 2020, we have determined that our goodwill is not impaired.
On the liquidity side, the Corporation implemented a plan that included several measures to reduce expenses and preserve cash in response to the ongoing
COVID-19
pandemic, including the following: (i) developing a twelve-week cash plan, project-by-project,
to ensure that Group subsidiaries will continue to meet its critical obligations during that period, which plan is monitored and updated weekly; (ii) preparing a cash plan for the remainder of the 2020 fiscal year, to identify in advance key liquidity issues that may arise; (iii) renegotiating certain of the Corporation’s subsidiaries obligations with respect to suppliers, banks and other third parties; (iv) identifying and reducing non-essential
general expenses across the Corporation; (v) reducing headcount, and temporarily reducing salaries of senior management and Directors’ allowances, across the Corporation’s three segments; and (vi) reducing capital expenditures across the Corporation’s subsidiaries. This plan was approved by the Board of Directors on April and May 2020 sessions. In this regard, the accompanying financial statements have been prepared assuming that the Corporation and subsidiaries will continue as a going concern.